Note 21 - Income Statement From Disposable Groups (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income statement from disposable groups Line Item
Interest Income USA Statement	€ 2,638,000,000	€ 3,221,000,000	€ 2,797,000,000
Interest Expense USA Statement	(429,000,000)	(887,000,000)	(570,000,000)
Net Interest Income USA Statement	2,209,000,000	2,335,000,000	2,227,000,000
Dividend Income USA Statement	4,000,000	10,000,000	13,000,000
Commission Income USA Statement	677,000,000	736,000,000	670,000,000
Commission Expense USA Statement	(183,000,000)	(205,000,000)	(194,000,000)
Gain Or Loss On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net USA Statement	19,000,000	54,000,000	25,000,000
Gains losses on financial liabilities assets at fair value through profit or loss classified as held for trading USA Statement	90,000,000	30,000,000	66,000,000
Gains losses on financial assets not designated as held for sale through profit or loss mandatorily measured at fair value USA Statement	8,000,000	0	0
Gains losses on financial assets liabilities at fair value through profit or loss USA Statement	5,000,000	3,000,000	3,000,000
Gains Losses On Hedging Instrument Usa Statement	4,000,000	4,000,000	3,000,000
Exchange Differences USA Statement	19,000,000	5,000,000	(22,000,000)
Other Operating Income USA Statement	19,000,000	32,000,000	20,000,000
Other Operating Expenses USA Statement	(63,000,000)	(64,000,000)	(79,000,000)
Gross Margin USA Statement	2,808,000,000	2,941,000,000	2,731,000,000
Administrative Expenses USA Statement	(1,462,000,000)	(1,534,000,000)	(1,474,000,000)
Depreciation USA Statement	(205,000,000)	(214,000,000)	(174,000,000)
Provision Or Reversal Of Provision USA Statement	2,000,000	(3,000,000)	22,000,000
Impairment Or Reversal Of Impairment Of Financial Assets Not Measured At Fair Value Through Profit Or Loss And Net Gains Or Losses On Changes In Value USA Statement	(729,000,000)	(521,000,000)	(221,000,000)
Income From Operating Activities USA Statement	413,000,000	670,000,000	884,000,000
Impairment Or Reversal Of Impairment On Non Financial Assets USA Statements	(2,084,000,000)	(1,318,000,000)	(1,000,000)
Gains Or Losses On Derecognition Of Non Fiinancial Assets And Participations Net USA Statement	(3,000,000)	2,000,000	(2,000,000)
Gains Or Losses From Non Current Assets And Disposable Groups Of Items Classified As Held For Sale Not Eligible For Discontinued Operations USA Statement	2,000,000	(2,000,000)	0
Profit Or Loss Before Taxes From Continuing Activities USA Statement	(1,671,000,000)	(648,000,000)	881,000,000
Income Tax Expense Or Income On Income From Continuing Operations USA Statement	(57,000,000)	(110,000,000)	(177,000,000)
Profit Or Loss After Taxes From Continuing Operations USA Statement	(1,729,000,000)	(758,000,000)	704,000,000
Profit After Taxes From Discontinued Operations USA Statement	0	0	0
Profit Or Loss For The Period USA Statement	(1,729,000,000)	(758,000,000)	704,000,000
Attributable To Minority Interests USA Statements	0	0	0
Attributable To Owners Of The Parent Company	€ (1,729,000,000)	€ (758,000,000)	€ 704,000,000